Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Feb. 18, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Marketable Security Restricted Noncurrent					$ 217,641,647		$ 556,817,512
Restricted Cash and Cash Equivalents, Noncurrent					600		1,000
Cash, FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			27,493,137		27,093,334
Assets Held-in-trust, Current					$ 13,600,000		$ 4,800,000
Operating Lease, Right-of-Use Asset	3,574,000		$ 3,574,000
Operating Lease, Liability	3,755,000		3,755,000
Contract with Customer, Liability, Revenue Recognized			$ 0		0
Depreciation	79,000
Finite-Lived Intangible Asset, Useful Life			5 years
Allowance for Doubtful Accounts Receivable, Current					$ 0
Deferred Tax Liabilities, Net	39,900,000		$ 39,900,000
Revenues	3,034,000			$ 3,900,000
Common Class A [Member]
Temporary Equity, Shares Outstanding					20,289,478		53,295,619
Incremental Common Shares Attributable To Temporary equity shares					20,289,478
Successor [Member]
Concentration Risk, Percentage			66.00%
Revenues	3,034,000		$ 1,700,000
Predecessor [Member]
Operating Lease, Right-of-Use Asset					$ 0
Depreciation		$ 177,000		205,000
Revenues		4,928,000	$ 2,200,000	6,790,000
Maximum [Member]
Property, Plant and Equipment, Useful Life			15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life			5 years
Professional Services [Member]
Revenues	721,000
Professional Services [Member] | Predecessor [Member]
Revenues		1,269,000		1,783,000
License [Member]
Revenues	$ 295,000
License [Member] | Predecessor [Member]
Revenues		$ 383,000		$ 526,000
Sales Revenue, Net [Member]
Concentration Risk, Percentage			90.00%
Sales Revenue, Net [Member] | Professional Services [Member]
Concentration Risk, Percentage			24.00%
Sales Revenue, Net [Member] | License [Member]
Concentration Risk, Percentage			10.00%
Accounts Receivable [Member] | UNITED STATES
Concentration Risk, Percentage			0.00%		0.00%
Accounts Receivable [Member] | CANADA
Concentration Risk, Percentage			0.00%		0.00%
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset						$ 3,600,000
Operating Lease, Liability						3,800,000
Deferred Rent Credit						$ 0